Note B - Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	Note B – Allowance for Doubtful Accounts The allowance for doubtful accounts was $433,000 and $371,000 at December 31, 2011 and 2010, respectively.